Earnings (Loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income (loss) attributable to Acorn International, Inc. from operations—basic and diluted	$ 12,384,303	$ 3,438,370	$ (40,158,654)
—Continuing operations	15,858,809	10,347,437	(28,412,344)
—Discontinued operations	$ (3,474,506)	$ (6,909,067)	$ (11,746,310)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	65,836,869	75,600,700	79,226,404
Income (Loss) per ordinary share:
Basic and diluted	$ 0.19	$ 0.05	$ (0.51)
—Continuing operations	0.24	0.14	(0.36)
—Discontinued operations	$ (0.05)	$ (0.09)	$ (0.15)